Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Stock

Note 16—Redeemable Convertible Preferred Stock

As of December 31, 2012, there were 77,005,744 shares of Convertible Preferred Stock, $0.01 par value per share, or the Convertible Preferred Stock, outstanding, of which 64,831,831 shares were issued in accordance with our plan of reorganization, in exchange for aggregate cash consideration of $50.0 million. In conjunction with the application of fresh start accounting, the fair value of the Convertible Preferred Stock was $56.4 million upon emergence.

On October 12, 2012, the Company entered into a Subscription Agreement between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of Class A Common Stock, for $16.0 million in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock, for $14.0 million in cash, for an aggregate purchase price of $30.0 million.

Our Second Amended and Restated Certificate of Incorporation (the “Charter”) authorizes the issuance of up to 80,000,000 shares of redeemable convertible preferred stock, in one or more series and with such rights, preferences, privileges and restrictions, including voting rights, redemption provisions (including sinking fund provisions), dividend rights, dividend rates, liquidation rates, liquidation preferences and conversion rights, as our board of directors may determine without further action by the holders of common stock.

Holders of our Convertible Preferred Stock are entitled to receive cumulative dividends at a rate of 6% per annum consisting of (i) cash dividends at the rate of 4% paid quarterly in arrears, and (ii) accreting dividends accruing at the rate of 2% per annum (the “Convertible Preferred Dividends”). During the period from February 25, 2012 through December 31, 2012, the company recorded preferred stock dividends of $2.7 million. During the period from February 25, 2012 through December 31, 2012, $1.7 million was paid in cash and $0.9 million of accreting dividends are included in Convertible Preferred Stock as of December 31, 2012.

In the event that the Corporation declares or pays any dividends upon any Common Stock (whether payable in cash, securities, other property or otherwise), the Corporation shall also declare and pay to the holders of the Convertible Preferred Stock at the same time that it declares and pays such dividends to the holders of such Common Stock the dividends declared and paid with respect to such Common Stock as if all of the outstanding Convertible Preferred Stock had been converted into such Common Stock immediately prior to the record date for such dividend, or if no record date is fixed, the date as of which the record holders of such Common Stock entitled to such dividends are to be determined.

Upon the occurrence of the Conversion Date (as defined in the Charter), each share of Convertible Preferred Stock will automatically convert into such number of fully paid and non-assessable shares of Class A Common Stock as is determined by dividing the Convertible Preferred Original Issue Price (as defined in the Charter) by the then applicable Convertible Preferred Conversion Price (as defined in the Charter). In connection with any such conversion, the Company will also pay (i) any accrued but unpaid Convertible Preferred Dividends on any shares of Convertible Preferred Stock being converted (including, without limitation, any accreting dividends not previously paid), which amounts will be paid in cash out of funds legally available therefore if such payment would not violate any covenants imposed by agreements entered into in good faith governing the indebtedness of the Company and its subsidiaries, or, to the extent not so permitted or so available, in shares of Class A Common Stock, based on the fair market value of such common stock at such time, and (ii) in cash, the value of any fractional share of Class A Common Stock otherwise issuable to any such Convertible Preferred Stockholder.

To the extent not previously converted to common stock, the Company will redeem all the outstanding shares of Convertible Preferred Stock on the fifteenth anniversary of the date of first issuance at a price per share payable in cash and equal to the Convertible Preferred Original Issue Price plus accrued and unpaid Convertible Preferred Dividends in respect thereof.

The Company initially recorded the redeemable convertible preferred stock at its fair value based on the option pricing model stated above in Note 3. Since the initial measurement and recording of the redeemable convertible preferred stock is greater than its redemption value, the Company would assess the probability of redemption at each reporting date. As of December 31, 2012, the preferred stock is not currently redeemable and ultimate redemption is not currently probable, since the redemption would only occur if the preferred stock is still outstanding in 15 years. In addition, the preferred stock will likely convert to common shares prior to that date. At such time that redemption was deemed probable, the Company would adjust the carrying value to its redemption value with the offsetting adjustment to additional paid in capital. Further, upon a conversion of the preferred into common shares, the carrying value of the preferred stock would be reclassified to common stock and additional paid in capital on that date. The redemption value of the redeemable convertible preferred stock as of December 31, 2012 was $64.0 million, excluding the accreted dividends of $0.9 million.